Consolidated Schedule of Investments PIMCO Municipal Income Fund II	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 167.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.7%
Fairhaven Glen
TBD% due 11/01/2027 «µ	$3,900	$3,900
TBD% due 12/12/2041 «µ	300	300
TBD% - 6.130% due 01/01/2067 «µ	5,000	5,000
Falcon PK
TBD% due 11/01/2026 «µ	1,200	1,200
TBD% - 6.130% (TSFR1M + 2.600%) due 10/26/2063 «~µ	5,900	5,900

Total Loan Participations and Assignments (Cost $16,300)		16,300

MUNICIPAL BONDS & NOTES 162.2%
ALABAMA 1.5%
Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024 4.000% due 10/01/2049	3,300	3,204
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.500% due 10/01/2053	5,250	5,785

		8,989

ALASKA 0.4%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	2,450	2,642

ARIZONA 9.1%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2033 ^(b)	740	398
4.750% due 01/01/2038 ^(b)	950	440
5.125% due 01/01/2054 ^(b)	1,500	675
5.500% due 01/01/2054 ^(b)	1,500	630
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	2,500	100
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	2,400	2,298
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	1,500	1,504
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	7,700	7,728
Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	8,600	7,788
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	2,000	2,198
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	5,403
5.000% due 12/01/2037	22,400	25,068

		54,230

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	350	367
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	2,500	2,786
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 5.250% due 03/01/2053	1,600	1,748

		4,901

CALIFORNIA 5.4%
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046	7,400	7,588
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	5,100	5,224
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 8.000% due 01/01/2050	2,500	2,575
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 12/01/2046	3,000	3,035
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	7,500	896
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	3,435	3,478

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,750	2,290
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2051	2,715	2,615
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	1,570	1,574
West Valley-Mission Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	3,000	3,058

		32,333

COLORADO 5.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	12,555	12,295
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	5,366
4.000% due 08/01/2049	4,000	3,818
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	1,615	1,036
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	3,250	3,263
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	2,500	2,579
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	3,500	3,541
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	1,430	1,795
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	1,000	928
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	775	646

		35,267

CONNECTICUT 0.5%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022 5.000% due 07/01/2047	3,000	3,211

DELAWARE 1.0%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	5,360	4,975
7.120% due 07/01/2037	945	940

		5,915

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/28/2037	1,850	2,180

FLORIDA 6.9%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	1,380	1,432
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2042	1,230	1,257
Berry Bay II Community Development District, Florida Special Assesment Bonds, Series 2024 5.200% due 05/01/2044	550	555
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	4,290	4,304
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	1,250	1,081
Florida Development Finance Corp. Revenue Bonds, Series 2024 4.500% due 08/01/2055	3,500	3,486
Halifax Hospital Medical Center, Florida Revenue Bonds, Series 2024 4.250% due 06/01/2054	2,600	2,545
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	3,700	3,457
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024 5.500% due 11/15/2054	2,600	2,961
JEA Water & Sewer System, Florida Revenue Bonds, Series 2024 5.250% due 10/01/2049	1,800	2,015
Kissimmee, Florida Revenue Bonds, Series 2024 4.000% due 10/01/2049 (a)	1,125	1,111
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,454
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	3,800	4,107
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	2,110	2,265
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	2,850	2,945

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	5,300	5,301

		41,276

GEORGIA 5.8%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2044	3,895	3,904
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	3,750	1,688
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	7,000	7,128
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	19,680	19,726
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,000	1,059
Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024 4.125% due 10/01/2049	1,000	1,011

		34,516

ILLINOIS 13.0%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	7,000	7,077
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2039	3,000	3,048
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2044	3,000	2,974
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2043	2,625	2,876
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2036	1,300	1,326
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2035	4,000	4,012
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	2,155	496
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035 ^(b)	2,000	1,413
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2025	7,740	7,909
5.000% due 11/01/2027	6,140	6,547
5.000% due 11/01/2029	1,000	1,060
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,231
5.000% due 05/01/2041	1,500	1,554
Illinois State General Obligation Bonds, Series 2024 4.250% due 05/01/2046	6,250	6,260
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	12,500	12,836
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	6,000	3,187
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	5,000	1,522
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	1,107
0.000% due 06/15/2037 (c)	1,000	619
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038	8,000	8,453
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	1,400	1,360

		77,867

INDIANA 2.8%
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,000	3,150
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	2,815	1,396
Indiana Finance Authority Revenue Bonds, Series 2024 4.250% due 03/01/2049	5,000	4,939
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	949
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	1,100	1,100
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,083
6.000% due 03/01/2053	2,500	2,784
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	1,100	1,103

		16,504

IOWA 2.9%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	2,000	2,002

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	10,715	12,561
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046	680	681
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	1,900	1,887

		17,131

KENTUCKY 0.5%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024 5.250% due 01/01/2049	2,600	2,830

LOUISIANA 3.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	7,014
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	7,750	7,960
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	4,125	4,470
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,800	3,117

		22,561

MAINE 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	2,000	1,896

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.250% due 07/01/2050	1,400	1,351

MASSACHUSETTS 2.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2024 5.000% due 01/01/2049	5,000	5,522
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2023 5.000% due 06/01/2053	5,300	5,814
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	444	0
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,529

		13,865

MICHIGAN 2.9%
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2048	4,000	4,514
Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2048	2,000	2,257
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	2,000	2,017
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	4,945	5,067
Michigan Finance Authority Revenue Bonds, Series 2020
4.300% due 09/01/2030	100	94
4.800% due 09/01/2040	185	163
5.000% due 09/01/2050	300	255
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	2,000	2,000
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	25,000	786

		17,153

MINNESOTA 0.7%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	2,000	2,197
Minnesota Agricultural & Economic Development Board Revenue Bonds, Series 2024 5.250% due 01/01/2047	2,000	2,234

		4,431

MISSOURI 2.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013 5.000% due 11/15/2044	10,000	10,005
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2037	510	520
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048	2,700	3,073

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	2,000	2,139

		15,737

MULTI-STATE 1.6%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.142% due 01/25/2040	2,965	3,059
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.700% due 04/25/2042 ~	5,998	6,574

		9,633

NEBRASKA 0.4%
University of Nebraska Facilities Corp Revenue Bonds, Series 2021 4.000% due 07/15/2062	2,650	2,583

NEVADA 1.2%
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	4,450	4,831
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	24,000	2,603

		7,434

NEW HAMPSHIRE 0.9%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	5,452	5,596

NEW JERSEY 5.5%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	6,400	6,536
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (f)	146	139
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,287
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	2,500	1,773
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,500	1,602
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.250% due 06/15/2043	4,000	4,275
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.250% due 06/15/2050	2,650	2,971
New Jersey Turnpike Authority Revenue Bonds, Series 2024 4.125% due 01/01/2054	2,600	2,609
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	1,010	1,039
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	6,710	6,771

		33,002

NEW YORK 18.3%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2057	1,000	1,054
Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023 4.250% due 02/01/2041	2,586	2,568
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	2,500	2,746
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^(b)	751	225
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.500% due 11/01/2045	5,000	5,726
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	1,800	2,005
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	13,588
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	9,250	9,256
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	3,775	2,945
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2061	2,000	1,957
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	3,500	3,452
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	4,000	3,936
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2048	8,000	7,909
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,000	2,140
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	2,900	2,955

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

4.000% due 01/01/2050	1,305	1,292
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	7,375	7,352
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,900	2,903
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	6,250	6,213
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2051	2,500	2,736
5.000% due 03/15/2063	2,000	2,171
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,500	5,749
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2047	2,250	2,257
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 10/15/2057	3,300	3,430
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	2,920	2,763
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	6,000	5,878
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	4,250	4,561

		109,767

NORTH CAROLINA 1.2%
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	2,500	2,570
North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 01/01/2058	4,500	4,858

		7,428

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	1,950	0

OHIO 6.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	79,500	7,589
Canton City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2050	3,700	4,086
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	11,000	10,833
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	5,500	5,373
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	3,000	3,080
Ohio Air Quality Development Authority Revenue Bonds, Series 2019
3.250% due 09/01/2029	1,700	1,690
5.000% due 07/01/2049	2,500	2,502
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.550% due 09/01/2049	2,495	2,526
Worthington City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2054	1,060	1,192

		38,871

OKLAHOMA 1.6%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,000	2,071
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,750	1,482
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 4.500% due 01/01/2053	5,900	6,062

		9,615

OREGON 1.1%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,545	1,558
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	3,700	990
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	5,195	1,673
5.000% due 06/15/2052	2,000	2,172

		6,393

PENNSYLVANIA 3.8%
Bucks County, Pennsylvania Water and Sewer Authority Revenue Bonds, (AGM Insured), Series 2022 4.250% due 12/01/2047	1,800	1,811
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	3,000	3,089

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	7,000	7,900
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	3,400	3,918
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	4,930
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	991

		22,639

PUERTO RICO 6.3%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	63,000	4,271
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	6,411	4,135
0.000% due 11/01/2051	5,140	3,366
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,550
4.000% due 07/01/2041	3,500	3,386
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (c)	52,000	12,825
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	7,005	7,024

		37,557

RHODE ISLAND 0.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	5,450	5,470

SOUTH CAROLINA 2.6%
South Carolina Public Service Authority Revenue Bonds, Series 2013 5.500% due 12/01/2053	10,000	10,012
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	5,200	5,635

		15,647

TENNESSEE 0.2%
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2049	1,275	923

TEXAS 31.7%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	1,345	931
12.000% due 12/01/2045	2,250	2,019
Arlington Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2024 4.125% due 08/15/2054 (a)	2,400	2,356
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	6,300	6,238
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	6,500	6,435
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	4,000	4,096
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021 3.625% due 07/01/2026	2,600	2,227
Carrollton-Farmers Branch Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2053	5,200	5,177
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	2,500	1,499
0.000% due 08/15/2037 (c)	8,000	4,584
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,750	1,781
Coppell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.250% due 08/15/2053	2,000	2,017
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.125% due 08/15/2053	2,800	2,801
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,250	10,030
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	2,000	2,237
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	3,100	3,049
Edgewood Independent School District/Van Zandt County, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	2,800	2,776
EP Tuscany Zaragosa PFC, Texas Revenue Bonds, Series 2023 4.000% due 12/01/2033	7,455	7,414
Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023 5.000% due 03/01/2048	7,125	7,744
Garland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	6,600	7,230
Grand Parkway Transportation Corp., Texas Revenue Bonds, (AGM/CR Insured), Series 2020 4.000% due 10/01/2049	2,100	2,080

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

Greenwood Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2054	6,300	6,168
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2041	3,000	3,051
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	3,000	3,257
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,510	1,486
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	1,000	988
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	3,100	3,086
La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.125% due 02/15/2054	4,000	3,985
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	2,500	2,486
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	10,600	11,473
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2053	1,000	976
4.500% due 02/15/2047	2,000	2,077
Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/01/2054	5,300	5,222
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046 ^(b)	1,030	840
North Texas Tollway Authority Revenue Bonds, Series 2017 4.000% due 01/01/2043	3,590	3,589
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,032
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012 4.000% due 09/15/2042	10,000	9,803
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.250% due 02/01/2049	5,000	5,599
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2053	5,000	4,896
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	1,000	1,039
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	3,140	3,360
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 5.250% due 08/15/2048	6,300	6,948
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	8,350	8,636
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	5,000	5,121
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	1,800	1,900
Texas Water Development Board Revenue Bonds, Series 2024 4.375% due 10/15/2054 (a)	6,450	6,529
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	1,250	1,174

		189,442

UTAH 0.4%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2031	1,000	994
Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023 5.000% due 01/15/2053	1,440	1,550

		2,544

VIRGINIA 1.1%
Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023 5.125% due 10/01/2048	2,210	2,361
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	1,684
5.000% due 07/01/2034	2,375	2,203

		6,248

WEST VIRGINIA 1.5%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	2,000	2,052
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	7,110	7,166

		9,218

WISCONSIN 5.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	500	449
7.000% due 01/01/2050	4,500	4,871
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	4,000	1,800

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	15,000	1,288
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,700	1,509
4.000% due 03/31/2056	900	786
4.500% due 06/01/2056	2,900	2,428
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	5,500	5,892
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	3,855	1,530
0.000% due 12/15/2055 (c)	20,420	4,904
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,345	4,440
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	4,470	4,296

		34,193

Total Municipal Bonds & Notes (Cost $949,274)		970,989

U.S. GOVERNMENT AGENCIES 2.7%
Freddie Mac
3.800% due 01/01/2040	9,952	9,997
3.850% due 01/01/2040	6,000	6,035

Total U.S. Government Agencies (Cost $15,227)		16,032

Total Investments in Securities (Cost $980,801)		1,003,321

Total Investments 167.6% (Cost $980,801)		$1,003,321
Auction Rate Preferred Shares (1.1)%		(6,425)
Remarketable Variable Rate MuniFund Term Preferred Shares (62.9)%		(376,535)
Other Assets and Liabilities, net (3.6)%		(21,690)

Net Assets Applicable to Common Shareholders 100.0%		$598,671

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$168	$139	0.02%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$16,300	$16,300
Municipal Bonds & Notes
Alabama	0	8,989	0	8,989
Alaska	0	2,642	0	2,642
Arizona	0	54,230	0	54,230
Arkansas	0	4,901	0	4,901
California	0	32,333	0	32,333
Colorado	0	35,267	0	35,267
Connecticut	0	3,211	0	3,211
Delaware	0	5,915	0	5,915
District of Columbia	0	2,180	0	2,180
Florida	0	41,276	0	41,276
Georgia	0	34,516	0	34,516
Illinois	0	77,867	0	77,867
Indiana	0	16,504	0	16,504
Iowa	0	17,131	0	17,131
Kentucky	0	2,830	0	2,830
Louisiana	0	22,561	0	22,561
Maine	0	1,896	0	1,896
Maryland	0	1,351	0	1,351
Massachusetts	0	13,865	0	13,865
Michigan	0	17,153	0	17,153
Minnesota	0	4,431	0	4,431
Missouri	0	15,737	0	15,737
Multi-State	0	9,633	0	9,633
Nebraska	0	2,583	0	2,583
Nevada	0	7,434	0	7,434
New Hampshire	0	5,596	0	5,596
New Jersey	0	33,002	0	33,002
New York	0	109,767	0	109,767
North Carolina	0	7,428	0	7,428
Ohio	0	38,871	0	38,871
Oklahoma	0	9,615	0	9,615
Oregon	0	6,393	0	6,393
Pennsylvania	0	22,639	0	22,639
Puerto Rico	0	37,557	0	37,557
Rhode Island	0	5,470	0	5,470
South Carolina	0	15,647	0	15,647
Tennessee	0	923	0	923

Consolidated Schedule of Investments PIMCO Municipal Income Fund II (Cont.)	September 30, 2024 (Unaudited)

Texas	0	189,442	0	189,442
Utah	0	2,544	0	2,544
Virginia	0	6,248	0	6,248
West Virginia	0	9,218	0	9,218
Wisconsin	0	34,193	0	34,193
U.S. Government Agencies	0	16,032	0	16,032

Total Investments	$0	$987,021	$16,300	$1,003,321

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,406	$9,200	$0	$0	$0	$(306)	$0	$0	$16,300	$0

Totals	$7,406	$9,200	$0	$0	$0	$(306)	$0	$0	$16,300	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2024	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$12,100	Discounted Cash Flow	Discount Rate	6.105 - 6.567	6.328
4,200	Recent Transaction	Purchase Price	100.000	—

Total	$16,300

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
1860 SPV I LLC	06/29/2023	0.5%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
TSFR1M	Term SOFR 1-Month

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	GNMA	Government National Mortgage Association
BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts	FNMA	Federal National Mortgage Association	PSF	Public School Fund

Other Abbreviations:
TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding